Long-Term Debt (Details) - USD ($) $ in Millions		Dec. 31, 2017	Sep. 30, 2017	Jul. 03, 2017	Jun. 05, 2017	Apr. 15, 2017	Apr. 03, 2017	Feb. 23, 2017	Feb. 01, 2017	Dec. 31, 2016	Apr. 15, 2016	Jan. 22, 2016
Long-term Debt
Debt issuance costs		$ (122)								$ (119)
Net unamortized debt premium (discount)		(24)		$ (3)				$ (30)		88
Total long-term debt, including current portion		20,935								23,409
Long-term debt due within one year		(501)								(785)
Long-term debt		20,434								22,624
Transcontinental Gas Pipe Line Company, LLC [Member]
Long-term Debt
Other financing obligation		231	$ 237							0
Transcontinental Gas Pipe Line Company, LLC [Member] | 6.4% Senior Unsecured Notes due 2016 [Member]
Long-term Debt
Long-term debt interest rate											6.40%
Transcontinental Gas Pipe Line Company, LLC [Member] | 6.05% Senior Unsecured Notes due 2018 [Member]
Long-term Debt
Long-term debt		$ 250								250
Long-term debt interest rate		6.05%
Transcontinental Gas Pipe Line Company, LLC [Member] | 7.08% Debentures due 2026 [Member]
Long-term Debt
Long-term debt		$ 8								8
Long-term debt interest rate		7.08%
Transcontinental Gas Pipe Line Company, LLC [Member] | 7.25% Debentures due 2026 [Member]
Long-term Debt
Long-term debt		$ 200								200
Long-term debt interest rate		7.25%
Transcontinental Gas Pipe Line Company, LLC [Member] | 7.85% Senior Unsecured Notes Due 2026 [Member]
Long-term Debt
Long-term debt		$ 1,000								1,000
Long-term debt interest rate		7.85%										7.85%
Transcontinental Gas Pipe Line Company, LLC [Member] | 5.4% Senior Unsecured Notes due 2041 [Member]
Long-term Debt
Long-term debt		$ 375								375
Long-term debt interest rate		5.40%
Transcontinental Gas Pipe Line Company, LLC [Member] | 4.45% Senior Unsecured Notes due 2042 [Member]
Long-term Debt
Long-term debt		$ 400								400
Long-term debt interest rate		4.45%
Northwest Pipeline LLC [Member] | 5.95% Senior Unsecured Notes due 2017 [Member]
Long-term Debt
Long-term debt		$ 0								$ 185
Long-term debt interest rate						5.95%				5.95%
Northwest Pipeline LLC [Member] | 6.05% Senior Unsecured Notes due 2018 [Member]
Long-term Debt
Long-term debt		$ 250								$ 250
Long-term debt interest rate		6.05%
Northwest Pipeline LLC [Member] | 7.125% Debentures due 2025 [Member]
Long-term Debt
Long-term debt		$ 85								85
Long-term debt interest rate		7.125%
Northwest Pipeline LLC [Member] | 4% Senior Unsecured Notes Due 2027 [Member]
Long-term Debt
Long-term debt		$ 250								0
Long-term debt interest rate		4.00%					4.00%
Williams Partners L.P. [Member]
Long-term Debt
Credit facility loans	[1]	$ 0
Williams Partners L.P. [Member] | 7.25% Senior Unsecured Notes due 2017 [Member]
Long-term Debt
Long-term debt		0								$ 600
Long-term debt interest rate									7.25%	7.25%
Williams Partners L.P. [Member] | 5.25% Senior Unsecured Notes due 2020 [Member]
Long-term Debt
Long-term debt		$ 1,500								$ 1,500
Long-term debt interest rate		5.25%
Williams Partners L.P. [Member] | 4.125% Senior Unsecured Notes due 2020 [Member]
Long-term Debt
Long-term debt		$ 600								600
Long-term debt interest rate		4.125%
Williams Partners L.P. [Member] | 4% Senior Unsecured Notes due 2021 [Member]
Long-term Debt
Long-term debt		$ 500								500
Long-term debt interest rate		4.00%
Williams Partners L.P. [Member] | 3.6% Senior Unsecured Notes due 2022 [Member]
Long-term Debt
Long-term debt		$ 1,250								1,250
Long-term debt interest rate		3.60%
Williams Partners L.P. [Member] | 3.35% Senior Unsecured Notes due 2022 [Member]
Long-term Debt
Long-term debt		$ 750								750
Long-term debt interest rate		3.35%
Williams Partners L.P. [Member] | 6.125% Senior Unsecured Notes due 2022 [Member]
Long-term Debt
Long-term debt		$ 0								$ 750
Long-term debt interest rate										6.125%
Williams Partners L.P. [Member] | 4.5% Senior Unsecured Notes due 2023 [Member]
Long-term Debt
Long-term debt		$ 600								$ 600
Long-term debt interest rate		4.50%
Williams Partners L.P. [Member] | 4.875% Senior Unsecured Notes due 2023 [Member]
Long-term Debt
Long-term debt		$ 0								$ 1,400
Long-term debt interest rate										4.875%
Williams Partners L.P. [Member] | 4.3% Senior Unsecured Notes Due 2024 [Member]
Long-term Debt
Long-term debt		$ 1,000								$ 1,000
Long-term debt interest rate		4.30%
Williams Partners L.P. [Member] | 4.875% Senior Unsecured Notes due 2024 [Member]
Long-term Debt
Long-term debt		$ 750								750
Long-term debt interest rate		4.875%
Williams Partners L.P. [Member] | 3.9% Senior Unsecured Notes due 2025 [Member]
Long-term Debt
Long-term debt		$ 750								750
Long-term debt interest rate		3.90%
Williams Partners L.P. [Member] | 4% Senior Unsecured Notes due 2025 [Member]
Long-term Debt
Long-term debt		$ 750								750
Long-term debt interest rate		4.00%
Williams Partners L.P. [Member] | 3.75% Senior Unsecured Notes Due 2027 [Member]
Long-term Debt
Long-term debt interest rate		3.75%
Williams Partners L.P. [Member] | 6.3% Senior Unsecured Notes due 2040 [Member]
Long-term Debt
Long-term debt		$ 1,250								1,250
Long-term debt interest rate		6.30%
Williams Partners L.P. [Member] | 5.8% Senior Unsecured Notes due 2043 [Member]
Long-term Debt
Long-term debt		$ 400								400
Long-term debt interest rate		5.80%
Williams Partners L.P. [Member] | 5.4% Senior Unsecured Notes Due 2044 [Member]
Long-term Debt
Long-term debt		$ 500								500
Long-term debt interest rate		5.40%
Williams Partners L.P. [Member] | 4.9% Senior Unsecured Notes due 2045 [Member]
Long-term Debt
Long-term debt		$ 500								500
Long-term debt interest rate		4.90%
Williams Partners L.P. [Member] | 5.1% Senior Unsecured Notes due 2045 [Member]
Long-term Debt
Long-term debt		$ 1,000								1,000
Long-term debt interest rate		5.10%
Williams Partners L.P. [Member] | Variable Interest Term Loan due 2018 [Member]
Long-term Debt
Long-term debt		$ 0								850
Williams Partners L.P. [Member] | 6.125% Senior Unsecured Notes due 2022 [Member]
Long-term Debt
Long-term debt interest rate								6.125%
Williams Partners L.P. [Member] | 4.875% Senior Unsecured Notes due 2023 [Member]
Long-term Debt
Long-term debt interest rate				4.875%
Williams Partners L.P. [Member] | 3.75% Senior Unsecured Notes Due 2027 [Member]
Long-term Debt
Long-term debt		1,450								0
Long-term debt interest rate					3.75%
The Williams Companies, Inc. [Member]
Long-term Debt
Credit facility loans		270								775
The Williams Companies, Inc. [Member] | 7.875% Senior Unsecured Notes due 2021 [Member]
Long-term Debt
Long-term debt		$ 371								371
Long-term debt interest rate		7.875%
The Williams Companies, Inc. [Member] | 3.7% Senior Unsecured Notes due 2023 [Member]
Long-term Debt
Long-term debt		$ 850								850
Long-term debt interest rate		3.70%
The Williams Companies, Inc. [Member] | 4.55% Senior Unsecured Notes due 2024 [Member]
Long-term Debt
Long-term debt		$ 1,250								1,250
Long-term debt interest rate		4.55%
The Williams Companies, Inc. [Member] | 7.5% Debentures due 2031 [Member]
Long-term Debt
Long-term debt		$ 339								339
Long-term debt interest rate		7.50%
The Williams Companies, Inc. [Member] | 7.75% Senior Unsecured Notes due 2031 [Member]
Long-term Debt
Long-term debt		$ 252								252
Long-term debt interest rate		7.75%
The Williams Companies, Inc. [Member] | 8.75% Senior Unsecured Notes due 2032 [Member]
Long-term Debt
Long-term debt		$ 445								445
Long-term debt interest rate		8.75%
The Williams Companies, Inc. [Member] | 5.75% Senior Unsecured Notes due 2044 [Member]
Long-term Debt
Long-term debt		$ 650								650
Long-term debt interest rate		5.75%
The Williams Companies, Inc. [Member] | Various - 7.625% to 10.25% Senior Unsecured Notes and Debentures due 2019 to 2027 Minimum Interest Rate [Member]
Long-term Debt
Long-term debt interest rate		7.625%
The Williams Companies, Inc. [Member] | Various - 5.5% to 10.25% Senior Unsecured Notes and Debentures due 2019 to 2033 Minimum Interest Rate [Member]
Long-term Debt
Long-term debt		$ 55								$ 55
The Williams Companies, Inc. [Member] | Various - 7.625% to 10.25% Senior Unsecured Notes and Debentures due 2019 to 2027 Maximum Interest Rate [Member]
Long-term Debt
Long-term debt interest rate		10.25%

[1]	In managing our available liquidity, we do not expect a maximum outstanding amount in excess of the capacity of our credit facility inclusive of any outstanding amounts under our commercial paper program.